Cover	Feb. 21, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 21, 2023
Entity File Number	001-40121
Entity Registrant Name	African Gold Acquisition Corporation
Entity Central Index Key	0001833909
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	434 Mamaroneck Avenue
Entity Address, City or Town	Mamaroneck
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10543
City Area Code	914
Local Phone Number	815-2772
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and three-quarters of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and three-quarters of one Redeemable Warrant
Trading Symbol	AGAC.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	AGAC
Security Exchange Name	NYSE
Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Security Exchange Name	NONE